TAXES ON INCOME (Schedule of Theoretical tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income Schedule Of Theoretical Tax
Gain before taxes on income	$ 20,341
Statutory tax rate	23.00%
Tax calculated using the statutory tax rate	$ 4,678
Carry-forward tax losses utilization for which no deferred taxes were provided, net	(4,678)
Temporary differences for which deferred taxes are initially recognized	(1,944)
Prior year taxes	(11)	140	1,360
Tax on income	$ (1,955)	$ 269	$ 1,722
Effective tax rate	9.60%